Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Mar. 05, 2019
Document Effective Date	Mar. 05, 2019
Prospectus Date	Feb. 28, 2019
Entity Inv Company Type	N-1A
InfraCap MLP ETF | InfraCap MLP ETF
Risk/Return:
Trading Symbol	AMZA
InfraCap REIT Preferred ETF | InfraCap REIT Preferred ETF
Risk/Return:
Trading Symbol	PFFR
Virtus Cumberland Municipal Bond ETF | Virtus Cumberland Municipal Bond ETF
Risk/Return:
Trading Symbol	CUMB
Virtus Glovista Emerging Markets ETF | Virtus Glovista Emerging Markets ETF
Risk/Return:
Trading Symbol	EMEM
Virtus InfraCap U.S. Preferred Stock ETF | Virtus InfraCap U.S. Preferred Stock ETF
Risk/Return:
Trading Symbol	PFFA
Virtus LifeSci Biotech Products ETF | Virtus LifeSci Biotech Products ETF
Risk/Return:
Trading Symbol	BBP
Virtus LifeSci Biotech Clinical Trials ETF | Virtus LifeSci Biotech Clinical Trials ETF
Risk/Return:
Trading Symbol	BBC
Virtus Newfleet Multi-Sector Bond ETF | Virtus Newfleet Multi-Sector Bond ETF
Risk/Return:
Trading Symbol	NFLT
Virtus WMC Global Factor Opportunities ETF | Virtus WMC Global Factor Opportunities ETF
Risk/Return:
Trading Symbol	VGFO